Accrued expenses and prepaid revenues (Tables)	12 Months Ended
Dec. 31, 2020
Accrued expenses and prepaid revenues
Schedule of accrued expenses and prepaid revenues

Skr mn	Dec 31, 2020	Dec 31, 2019
Interest expenses accrued	1,843	2,541
Other accrued expenses and prepaid revenues	81	41
Total	1,924	2,582